SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Ordinary Share (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Share [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ 0	$ 6,006,712
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	0	17,369,863
Basic net income per ordinary share (in dollars per share)	$ 0	$ 0.35
Numerator [Abstract]
Allocation of net income (loss), as adjusted		$ 5,984,642	$ 0
Denominator [Abstract]
Diluted weighted average shares outstanding (in shares)		17,369,863	0
Diluted net income per ordinary share (in dollars per share)		$ 0.34	$ 0
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ (5,064)	$ 1,700,638
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	4,375,000	4,917,808
Basic net income per ordinary share (in dollars per share)	$ 0	$ 0.35
Numerator [Abstract]
Allocation of net income (loss), as adjusted		$ 1,722,708	$ (5,064)
Denominator [Abstract]
Diluted weighted average shares outstanding (in shares)	4,375,000	5,000,000	4,375,000
Diluted net income per ordinary share (in dollars per share)	$ 0	$ 0.34	$ 0